Amounts Due from Related Party, Net	12 Months Ended
Mar. 31, 2024
Amounts Due from Related Party, Net [Abstract]
Amounts Due from Related Party, Net

5. Amounts Due from Related Party, Net

As of March 31, 2023 and 2024, amounts due from related party consisted of the following balances:

	As of March 31,
	2024	2023
Amounts due from related party	$3,985	$-
Less: allowance for expected credit losses	(37)	-
Total amounts from related party, net	$3,858	$-

The movement of allowance for expected credit losses is as follow:

	As of March 31,
	2024	2023
Balance at April 1	$-	$-
Provision for expected credit losses	37	-
Balance at March 31	$37	$-

The Group adopted ASU 2016-13 from April 1, 2023 using modified-retrospective transition approach with a cumulative-effect adjustment to shareholders’ equity amounting to nil being recognized as of April 1, 2023.